Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
9.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets, net consisted of the following:

December 31, 2021	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	978	(675)	303
Purchased & internally developed software	567	(485)	82
Technologies in progress	52	—	52
Other intangible assets	72	(71)	1
Total	1,669	(1,231)	438

December 31, 2020	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	934	(623)	311
Purchased & internally developed software	537	(461)	76
Technologies in progress	56	—	56
Other intangible assets	72	(70)	2
Total	1,599	(1,154)	445

The line “Technologies in progress” in the table above also includes internally developed software under construction and software not ready for their intended use.

Amortization expense related to intangible assets subject to amortization was $93 million, $79 million and $69 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Estimated future amortization expense related to intangible assets as at December 31, 2021 is as follows:

Year
2022	106
2023	92
2024	78
2025	55
2026	34
Thereafter	73
Total	438

In 2021, 2020 and 2019, the Company impaired $1 million, $4 million and $4 million, respectively, of acquired licenses and technologies with no alternative future use.